Share capital - Disclosure of objectives, policies and processes for managing capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Long-term debt	$ 400,429	$ 349,042	$ 352,769
Total equity	1,841,032	1,493,446	$ 1,771,595
Undrawn revolving credit facility	336,340	380,518
Total capital	$ 2,577,801	$ 2,223,006